Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2019
Basis of Preparation [Abstract]
Consolidation
Consolidation
These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Subsidiaries are all entities over which the Company has the power to govern the financial and operating policies. The Company has a 100% voting interest in all of its subsidiaries.
Intercompany transactions, balances and unrealized gains on transactions between companies are eliminated.

Translation of foreign currencies
Translation of foreign currencies
Each asset and liability, revenue or expense arising from a foreign currency transaction is recorded at average rates of exchange during the period. The monetary assets and liabilities denominated in foreign currencies are translated into US dollars at rates of exchange in effect at the end of the period. Foreign exchange gains and losses arising on translation or settlement of a foreign currency denominated monetary item are included in the consolidated statements of operations and comprehensive loss.
All references to CA$ are to the lawful currency of Canada.

Revenue recognition
Revenue recognition
The Company has agreements in specific regions with strategic partners. These agreements may include one-time payments (upfront payments), payments in the form of cost reimbursements, milestone payments, royalties and license fees.
Once the Company determines that a contract exists and the contract is with a customer, it identifies the performance obligations within the contract. A performance obligation is a promise to provide a distinct good or service or a series of distinct goods or services and is the unit of account for recognizing revenue.
Next the Company determines the transaction price. The transaction price reflects the amount of consideration to which the Company expects to be entitled in exchange for the goods or services transferred. Management takes into account consideration that is variable and only includes variable consideration to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
The transaction price is then allocated to the various performance obligations based on the relative standalone selling prices of the goods or services being provided.
Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a partner at a point in time or over time.
Where the period between the transfer of goods or services to the customer and payment exceeds one year the transaction prices are adjusted for the time value of money.
Revenues for each unit of accounting are recorded as described below:

•	Licensing revenues
License revenues represent non-refundable payments received at the time of signature of license agreements. The licensing agreement can represent a right to access, that transfers over time or a right to use, that transfers at a point in time.
The promise is to provide a right to access when the contract requires, or the customer reasonably expects, that the Company will undertake activities that significantly affect the intellectual property to which the customer has rights, when the rights granted by the license directly expose the customer to any positive or negative effects of the Company’s activities that may significantly affect the intellectual property and those activities do not result in the transfer of a good or service to the customer as those significant activities occur. If these criteria are met, the Company recognizes the revenue on a systematic basis over the period which the related services and activities are rendered and all obligations are performed.
If these criteria are not met, it is a right to use a license, and the revenue is recognized when the license is granted to the customer at a point in time.

•	Contract revenue
Contract revenue includes any other contracts service or sale agreements entered into outside of licensing arrangements. These contracts include non-refundable payments received in milestones or royalty payments which are recognized according to the milestone payments and royalty payments following.

•	Milestone payments
Milestone payments can be part of both licensing arrangements and other service or sale contracts. These are generally based on developmental or regulatory events, are forms of variable consideration and are only included in the transaction price and recognized as revenue when it is highly probable that a significant reversal will not occur when the uncertainty associated with the milestone is subsequently resolved.

•	Royalty payments
Royalty payments can be part of both licensing arrangements and other service or sale contracts. Royalty payments are recognized only when the later of the subsequent sale occurs and the performance obligation to which some or all of the royalty has been allocated has been satisfied or partially satisfied.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, deposits held with banks and other short term highly liquid investments with original maturities of three months or less. Cash equivalents are readily converted into known amounts of cash, and are subject to an insignificant risk of change in value.

Property and equipment
Property and equipment
Property and equipment are stated at cost less accumulated amortization and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. The carrying amount of a replaced asset is derecognized when replaced. Repair and maintenance costs are charged to the consolidated statements of operations and comprehensive loss during the period in which they are incurred.
The major categories of property and equipment are amortized on a straight-line basis as follows:

Computer equipment and software	3 years
Office equipment and furniture	5 years
Leasehold improvements	term of the lease

Acquired intellectual property and other than goodwill
Acquired intellectual property and other intangible assets
External patent costs specifically associated with the preparation, filing and obtaining of patents are capitalized and amortized straight-line over the shorter of the estimated useful life and the patent life, commencing in the year of the grant of the patent. Other intellectual property expenditures are recorded as research and development expenses on the consolidated statements of operations and comprehensive loss as incurred.
Separately acquired intellectual property is shown at historical cost. The initial recognition of a reacquired right is recognized as an intangible asset measured on the basis of the remaining contractual term of the related contract. If the terms of the contract giving rise to a reacquired right are favourable or unfavourable relative to the terms of current market transactions for the same or similar items, the difference is recognized as a gain or loss in the consolidated statements of operations and comprehensive loss upon initial recognition. Purchased intellectual property and reacquired rights are capitalized and amortized on a straight-line basis in the consolidated statements of operations and comprehensive loss over periods ranging from 10 to 20 years.

Impairment of non-financial assets
Impairment of non-financial assets
Property and equipment and acquired intellectual property and other intangible assets with a finite useful life are tested for impairment when events or changes in circumstances indicate the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The Company evaluates impairment losses for potential reversals when events or circumstances warrant such consideration.

Share capital
Share capital
Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares are recognized as a deduction from equity, net of any tax effects. Transaction costs might be incurred in anticipation of an issuance of equity instruments and across reporting periods. As such the costs are deferred on the balance sheet until the equity instrument is recognized. Deferred costs are subsequently reclassified as a deduction from equity when the equity instruments are recognized. If the equity instruments are not subsequently issued, the transaction costs are recognized as an expense.
Proceeds from the issue of common share purchase warrants (warrants) treated as equity are recorded as a separate component of equity. Costs incurred on the issue of warrants are netted against proceeds. Warrants issued with common shares are measured at fair value at the date of issue using the Black-Scholes pricing model, which incorporates certain input assumptions including the warrant price, risk-free interest rate, expected warrant life and expected share price volatility. The fair value is included as a component of equity and is transferred from warrants to common shares on exercise.

Provisions
Provisions
A provision is recognized when the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable an outflow of economic benefits will be required to settle the obligation. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation.

Royalty obligation
Royalty obligation
Pursuant to IAS 19 Employee Benefits, the Company recognizes future royalty benefits provided by employee retention arrangements, as a royalty obligation, which is recognized when the Company determines that it may be liable to make future payments. The Company has therefore recorded a royalty obligation liability for estimated future employee benefits relating to applicable historical employment arrangements that are not expected to be settled within 12 months after the year end.

Initially, these obligations are measured at the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting periods. Subsequent remeasurements as a result of performance obligations met by the Company or changes in assumptions are recognized in net loss

Research and development
Research and development
Under IAS 38, research expenses are recognized in profit or loss when incurred.
Internally generated development expenses are recognized as an intangible asset if, and only if, all the following six criteria can be demonstrated: (a) the technical feasibility of completing the development project; (b) the Company's intention to complete the project; (c) the Company's ability to use the project; (d) the probability that the project will generate future economic benefits; (e) the availability of adequate technical, financial and other resources to complete the project; and (f) the ability to measure the development expenditure reliably.
Due to the risks and uncertainties relating to regulatory approval and to the research and development process, the six criteria for capitalization are usually considered not to have been met until the product has marketing approval from the regulatory authorities. Consequently, internally generated development expenses arising before market approval has been obtained, mainly the cost of clinical trials, are generally expensed as incurred with Research and development expenses. No development costs have been capitalized to date.
Inventory purchased ahead of regulatory approvals is fully provisioned, and the charge is included in research and development in the consolidated statement of operations as its ultimate use cannot be assured. If this inventory can be subsequently sold, the provision is released. During the year the Company purchased $6,620,000 of compound to be used in commercial inventory. As regulatory approval has not been achieved this inventory has been fully provided for.

Stock-based compensation
Stock-based compensation
The Company records stock-based compensation related to employee stock options granted using the estimated fair value of the options at the date of grant. The estimated fair value is expensed as employee benefits over the period in which employees unconditionally become entitled to the award. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related services at the vesting date. The corresponding charge is to contributed surplus which is converted to share capital upon exercise. Any consideration received by the Company in connection with the exercise of stock options is credited to share capital.

Leases
Leases
From January 1, 2019 the Company accounted for leases in accordance with IFRS 16. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether:

• the contract involves the use of an explicitly or implicitly identified asset;
• the Company has the right to obtain substantially all of the economic benefits from the use of the asset throughout the contract term;
• the Company has the right to direct the use of the asset.

The Company recognizes a right-of-use asset and a lease liability at the commencement date of the lease, the date the underlying asset is available for use. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any re-measurement of lease liabilities. The cost of right-of-use assets includes the initial amount of lease liabilities recognized, initial direct costs incurred, restoration costs, and lease payments made at or before the commencement date less any lease incentive received, if any.

Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the right-of-use assets are depreciated on a straight-line basis over the shorter of the estimated useful life and the lease term. Right-of-use assets are subject to impairment.

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease payments include fixed payments, variable lease payments that depend on an index or a rate, amounts expected to be paid under residual value guarantees and the exercise price of a purchase option reasonably certain to be exercised by the Company.

After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the fixed lease payments or a change in the assessment to purchase the underlying asset.

The Company presents right-of-use assets in the property and equipment line and lease liabilities in the lease liability line on the consolidated statement of financial position.

Short term leases and leases of low value assets
The Company has elected to use the practical expedient permitted by the standard and not to recognize right-of-use assets and lease liabilities for leases that have a lease term of 12 months or less and do not contain a purchase option or for leases related to low value assets. Lease payments on short term leases and leases of low value assets are recognized as an expense in the consolidated statement of operations and comprehensive loss.

For periods prior to January 1, 2019 the Company recognized operating lease payments in the consolidated statement of operations and comprehensive loss on a straight-line basis over the term of the lease.

Income tax
Income tax
Income tax comprises current and deferred tax. Income tax is recognized in the consolidated statements of operations and comprehensive loss except to the extent that it relates to items recognized directly in shareholders’ equity, in which case the income tax is also recognized directly in shareholders’ equity.
Current tax is the expected tax payable on the taxable income for the period, using tax rates enacted at the end of the reporting period, and any adjustments to tax payable in respect of previous years.
In general, deferred tax is recognized in respect of temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined on a non-discounted basis using the tax rates and laws that have been enacted or substantively enacted at the consolidated statements of financial position dates and are expected to apply when the deferred tax asset or liability is settled. Deferred tax assets are recognized to the extent that it is probable the assets can be recovered.

Earnings (loss) per share
Earnings (loss) per share
Basic earnings (loss) per share (EPS) is calculated by dividing the net income (loss) for the period attributable to equity owners of the Company by the weighted average number of common shares outstanding during the period.
Diluted EPS is calculated by adjusting the weighted average number of common shares outstanding for dilutive instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method. The Company’s potentially dilutive common shares comprise stock options and warrants.

Financial instruments
Financial instruments
Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial liabilities are derecognized when the obligation specified in the contract is discharged, cancelled or expires.
A derivative is a financial instrument whose value changes in response to a specified variable, requires little or no net investment and is settled at a future date.
Financial assets and liabilities are classified into three categories: amortized cost, fair value through profit or loss (“FVPL”) and fair value through other comprehensive income (FVOCI). The classification of financial assets is determined by their context in the Company's business model and by characteristics of the financial assets contractual cash flows.

Financial assets and financial liabilities are measured at fair value on initial recognition, which is typically the transaction price unless a financial instrument contains a significant financing component. Subsequent measurement is dependent on the financial instrument's classification. At initial recognition, the Company classifies its financial instruments in the following categories:

i)
Amortized cost: Cash and cash equivalents, short term investments, accounts receivable and accrued interest receivable and accounts payable and accrued liabilities are measured at amortized cost. The contractual cash flows received from the financial assets are solely payments of principal and interest and are held within a business model whose objective is to collect the contractual cash flows. The financial assets and financial liabilities are subsequently measured at amortized cost using the effective interest method.

ii)
FVPL: The contingent consideration provided to ILJIN SNT Co., Ltd. (ILJIN) (see note 11) and the derivatives warrant liabilities (see note 13) are measured initially at FVPL and are subsequently measured at fair value with changes in fair value immediately charged to the consolidated statements of operations.

iii)
FVOCI: Financial assets measured at FVOCI are subsequently measured at fair value with changes in fair value being recognized in OCI net of tax. Transaction costs related to the purchase of financial assets are measured at FVOCI. Interest impairment and foreign exchange gains or losses are recognized in the statement of operations while all other gains or losses are recognized in OCI. The Company has not classified any equity instruments at FVOCI.

Impairment of financial assets
Impairment of financial assets
The Company uses a forward-looking expected credit loss model (ECL) for financial assets measured at amortized cost or FVOCI, except for investments in equity instruments, and to contract assets. Loss allowances are measured on either of the following bases: i. 12-month ECLs which are ECLs that result from possible default events within 12 months after the reporting date; and ii. lifetime ECLs which were ECLs that result from all possible default events over the expected life of financial instruments.

For receivables, the Company applies the simplified, forward-looking approach whereby a lifetime expected loss allowance for all trade receivables is to be recognized from initial recognition of the receivables. Impairment losses on financial assets carried at amortized cost or FVOCI are reversed in subsequent years if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized. For debt instruments carried at amortized cost, the Company uses a ECL model which depends on whether there has been a significant increase in the credit risk.

New Accounting Standards Adopted in the Year
The Company has adopted IFRS 16 Leases (IFRS 16) with the date of initial application of January 1, 2019 using the modified retrospective approach. In accordance with the transitional provisions in IFRS 16 comparative figures have not been restated, rather the reclassifications and adjustments arising from the adoption of this standard are recognized in the opening statement of financial position on January 1, 2019. The impact of adoption of IFRS 16 is disclosed in note 9.

Critical accounting estimates and judgements
Critical estimates in applying the Company’s accounting policies

•	Contingent consideration
Contingent consideration is a financial liability recorded at fair value. The amount of contingent consideration to be paid is based on the occurrence of future events, such as the achievement of certain development, regulatory and sales milestones. Accordingly, the estimate of fair value contains uncertainties as it involves judgment about the likelihood and timing of achieving these milestones as well as the discount rate used. Changes in fair value of the contingent consideration obligation result from changes to the assumptions used to estimate the probability of success for each milestone, the anticipated timing of achieving the milestones and the discount period and rate to be applied. A change in any of these assumptions could produce a different fair value, which could have a material impact on the results from operations. The impact of changes in key assumptions is described in note 11.

•	Royalty obligation
As the royalty obligation is a calculation of future payments the Company is required to use judgment to determine the most appropriate model to use to measure the obligation and is required to use significant judgment and estimates in determining the inputs into the model. There are multiple unobservable inputs. The determination of these cash flows is subject to significant estimates and assumptions including:

•	Net pricing - this includes estimates of the gross pricing of the product, gross to net discount and annual price escalations of the product

•
Number of patients being treated - this includes various inputs to derive the number of patients receiving treatment including the number of patients receiving treatment, market penetration, time to peak market penetration, and the timing of generics entering the market

•	Probability of success and occurrence - this is the probability of the future cash outflows occurring

•	Discount rate - the rate selected to measure the risks inherent in the future cash flows

Management developed the model and inputs in conjunction with their internal scientific team and utilized third party scientific studies, information provided by third party consultants engaged by the Company and research papers as sources to develop their inputs. They also utilized the market capitalization of the Company as one input into the model. Management believes the liability is based on reasonable assumptions, however these assumptions may be incomplete or inaccurate and unanticipated events and circumstances may occur. Reasonable possible changes in the assumptions have a material impact on the estimated value of the obligation. There are numerous significant inputs into the model all of which individually or in combination result in a material change to the obligation.

The key assumptions used by management include the estimated probability of market approval of 86%, and the discount rate of 12%. If the probability of success were to increase to 95% this would increase the obligation by $737,000 and if it were to decrease to 77% this would decrease the obligation by $737,000. If the discount rate were to increase to 14%, this would decrease the obligation by $860,000, and if it were to decrease to 10%, this would increase the obligation by $1,022,000. An increase or decrease in the estimated gross pricing by 10% would result in a $700,000 change in the obligation. An increase or decrease in the estimated number of patients being treated by 10% would result in a $700,000 change in the obligation. A change in the obligation value would also impact the related expense.

•	Derivative Warrant Liabilities
Warrants issued pursuant to equity offerings that are potentially exercisable in cash or on a cashless basis resulting in a variable number of shares being issued are considered derivative liabilities and therefore measured at fair value.
The Company uses the Black-Scholes pricing model to estimate fair value at each exercise and period end date. The key assumptions used in the model are the expected future volatility in the price of the Company’s shares and the expected life of the warrants. The impact of changes in key assumptions is described in note 13.

•	Fair value of stock options
Determining the fair value of stock options on the grant date, requires judgment related to the choice of a pricing model, the estimation of stock price volatility and the expected term of the underlying instruments. Any changes in the estimates or inputs utilized to determine fair value could result in a significant impact on the Company’s reported operating results, liabilities or other components of shareholders’ equity. The key assumption used by management is the term of the underlying instrument.
Critical judgments in applying the Company’s accounting policies

•	Revenue recognition
Management’s assessments related to the recognition of revenues for arrangements containing multiple elements are based on estimates and assumptions. Judgment is necessary to identify separate performance obligations and to allocate related consideration to each separate performance obligation. Where deferral of license fees is deemed appropriate, subsequent revenue recognition is often determined based on certain assumptions and estimates, the Company’s continuing involvement in the arrangement, the benefits expected to be derived by the customer and expected patent lives. The estimate of variable consideration requires significant judgment and an assessment of their potential reversal. Management also uses judgment in assessing if a license is a right to use or a right to access intellectual property. Factors that are considered include whether the customer reasonably expects (arising from the entity's customary business practices) that the entity will undertake activities that will significantly affect the intellectual property, the rights granted by the license directly expose the customer to any positive or negative effects of the entity's activities and whether those activities transfer a separate good or service to the customer. To the extent that any of the key assumptions or estimates change, future operating results could be affected.

•	Impairment of intangible assets
The Company follows the guidance of IAS 36 to determine when impairment indicators exist for its intangible assets. When impairment indicators exist, the Company is required to make a formal estimate of the recoverable amount of its intangible assets. This determination requires significant judgment. In making this judgment, management evaluates external and internal factors, such as significant adverse changes in the technological, market, economic or legal environment in which the Company operates as well as the results of its ongoing development programs. Management also considers the carrying amount of the Company’s net assets in relation to its market capitalization as a key indicator. In making a judgment as to whether impairment indicators exist as at December 31, 2019, management concluded there were none.
•Royalty obligation
The Company follows the guidance of IAS 19 in assessing the recognition of a royalty obligation. The recognition of a royalty obligation and the determination of the amount to record is based on estimates and assumptions. Judgment is necessary to determine these estimates and assumptions which include determining the likelihood of future material payments becoming probable and the the best methods by which to quantify these payments.
During the year the Company successfully completed the phase 3 trial for lupus nephritis and as result is in the process of preparing an NDA submission for regulatory approval with the FDA. As a result of this milestone being achieved, management has determined that future royalties are more probable to be payable in the future than in previous years, and therefore has recorded a royalty obligation.
Management determined that an income approach using an internal risk -adjusted net present value analysis was the best estimate to measure the obligation. This approach was further supported by a valuation model utilizing a market capitalization approach.

•	Derivative warrant liabilities
Management has determined that derivative warrant liabilities are classified as long term as these derivative warrant liabilities will ultimately be settled for common shares and therefore the classification is not relevant.

•	Capitalization of research and development expense
Internal development expenditure is capitalized if it meets the recognition criteria of IAS 38 Intangible Assets. This is considered a key judgment. Where regulatory and other uncertainties are such that the criteria are not met, the expenditures is recognized in net loss and this is almost invariably the case prior to approval of the drug by the relevant regulatory authority.
Judgment is applied in determining the starting point for capitalizing internal development costs. However, a strong indication that the criteria in IAS 38 to capitalize these costs arises when a product obtains final approval by a regulatory authority. It is the clearest point at which the technical feasibility of completing the asset is proven and is the most difficult criterion to demonstrate. Filing for obtaining regulatory approval is also sometimes considered as the point at which all relevant criteria including technical feasibility are considered met. During 2019 the Company successfully completed the phase 3 trial for lupus nephritis. At December 31, 2019 the Company had not made an application for regulatory approval or received regulatory approval in any market. Therefore, in management's judgment the criteria to capitalize development costs had not been met. Additional information is included in note 15.

•	Deferred tax asset
The company recognizes deferred tax assets only to the extent that it is probable that future taxable profits, feasible tax planning strategies and deferred tax liabilities will be available against which the tax losses can be utilized. Estimation of the level of future taxable profits is therefore required in order to determine the appropriate carrying value of the deferred tax asset. Given the company's past losses, plans to continue research and development in other indications and uncertainty of its ability to generate future taxable profit, management does not believe that it is more probable than not that the company can realize its deferred tax assets and therefore, it has not recognized any amount in the consolidated statements of financial position.